TRADE ACCOUNTS RECEIVABLE - Summary of Trade Accounts Receivable, Net (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of trade accounts receivables [line items]
Trade accounts receivable	$ 297.7	$ 335.0
Expected credit losses	(6.6)	(12.2)
Trade accounts receivable, net	291.1	322.8
Current	289.4	320.8
Non-current	1.7	2.0
Foreign customers
Disclosure of trade accounts receivables [line items]
Trade accounts receivable	255.6	293.8
Accounts receivable due from related parties
Disclosure of trade accounts receivables [line items]
Trade accounts receivable	13.0	11.4
Domestic customers
Disclosure of trade accounts receivables [line items]
Trade accounts receivable	$ 29.1	$ 29.8